Loss per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss per share
Loss per share

The computation of basic (loss)/earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2017	2016	2015
Net loss attributable to the parent	(2,973)	(181)	(634)
Less: Allocation to participating securities	—	—	—
Net loss available to stockholders	(2,973)	(181)	(634)
Effect of dilution	—	—	—
Diluted net loss available to stockholders	(2,973)	(181)	(634)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2017	2016	2015
Basic earnings per share:
Weighted average number of common shares outstanding	505	501	493
Diluted earnings per share:
Effect of dilutive convertible bonds	—	—	—
Effect of dilutive share options (1)	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	505	501	493

(1)	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded our average share price during the calculation period.

(In US$)	2017	2016	2015
Basic loss per share	(5.89)	(0.36)	(1.29)
Diluted loss per share	(5.89)	(0.36)	(1.29)

Interests in the existing Seadrill common shares will be extinguished under the plan of reorganization contemplated by the RSA. Instead the plan will provide holders of Seadrill Common stock with 2% of new Seadrill equity, subject to dilution by the primary structuring fee and an employee incentive plan, provided that general unsecured creditors vote to accept the plan.
If Seadrill general unsecured creditors do not accept the plan, holders of existing Seadrill common shares will receive no recovery. The RSA contemplates certain releases and exculpations and implementation of a customary equity-based employee incentive plan at closing. The transactions contemplated by the RSA are subject to court approval and other terms and conditions.